Subsequent Event (Details Narrative) - USD ($)			6 Months Ended
	Sep. 14, 2026	Aug. 06, 2026	Jun. 30, 2026	Mar. 31, 2025
Subsequent Event [Line Items]
Discount percentage				12.00%
Aggregate value			$ 1,645,786
Subsequent Event [Member]
Subsequent Event [Line Items]
Voting power percentage		47.00%
Cash		$ 5,000,000.0
promissory note		$ 3,500,000
Discount percentage		12.00%
Subsequent Event [Member] | Securities Purchase Agreement [Member]
Subsequent Event [Line Items]
Discount percentage	15.00%
Principal amount	$ 16,470,588.24
Interest percentage	13.00%
Debt instrument payment description	The purchase price is payable in three tranches of US$8,000,000, up to US$2,500,000 and up to US$3,500,000
Subsequent Event [Member] | Securities Purchase Agreement [Member] | Maximum [Member]
Subsequent Event [Line Items]
Principal amount	$ 14,000,000
Subsequent Event [Member] | Equity Purchase Agreement [Member]
Subsequent Event [Line Items]
Commitment fee	$ 7,500,000
Warrants to purchase	5,357,143
Exercise price	$ 0.00001
Subsequent Event [Member] | Placement Agent Agreement [Member]
Subsequent Event [Line Items]
Placement agent compensation description	Compensation consists of a cash fee of eight percent (8.0%) of aggregate gross proceeds raised in the offering; a cash fee of three percent (3.0%) of aggregate gross proceeds raised under the Equity Purchase Agreement as capital is drawn down, to which the first fee does not apply; and warrants to purchase a number of Ordinary Shares equal to five percent (5.0%) of the aggregate Ordinary Shares, or share equivalents, placed in the offering, with a five-year term and an exercise price of 115% of the offering price.
Subsequent Event [Member] | Mr.Deng [Member]
Subsequent Event [Line Items]
Voting power percentage		0.00%
Cash		$ 5,000,000.0
Aggregate value		$ 5,000,000.0